Financing Liabilities - Weighted Average Interest Rates for Financing Liabilities Presented in Current Liabilities (Excluding Reclassification from Non-current Liabilities) (Detail)	Mar. 31, 2022	Mar. 31, 2021
Current borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	1.01%	0.50%